Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Loss Allowance Provision
The lifetime ECLs relating to financial assets are outlined in the table below:

	Total	1–30	31–60	61–90	91–120	121+
December 31, 2025	$	$	$	$	$	$
Expected loss rate		0.08%	0.11%	0.28%	0.73%	1.50%
Gross carrying amount	2,253.7	1,731.7	274.7	106.1	41.0	100.2
Loss allowance provision, end of the year	3.7	1.3	0.3	0.3	0.3	1.5
December 31, 2024
Expected loss rate		0.07%	0.11%	0.25%	0.55%	1.49%
Gross carrying amount	2,271.8	1,642.6	380.6	118.3	36.1	94.2
Loss allowance provision, end of the year	3.5	1.2	0.4	0.3	0.2	1.4

Schedule of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities
The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$
December 31, 2025
Bank indebtedness	29.6	29.6	—	—
Trade and other payables	1,125.3	1,125.3	—	—
Lease liabilities	829.4	142.9	275.6	410.9
Long-term debt	1,830.3	298.5	679.0	852.8
Other financial liabilities	24.2	15.4	8.8	—
Total contractual obligations	3,838.8	1,611.7	963.4	1,263.7
December 31, 2024
Bank indebtedness	17.1	17.1	—	—
Trade and other payables	1,018.7	1,018.7	—	—
Lease liabilities	741.6	140.4	266.6	334.6
Long-term debt	1,390.9	178.6	546.0	666.3
Other financial liabilities	7.7	6.8	0.9	—
Total contractual obligations	3,176.0	1,361.6	813.5	1,000.9